Investments (details) - Investment Information - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Investment disclosure details
Fixed maturities, amortized cost	$ 60,269		$ 59,650
Gross unrealized gains	1,436		1,369
Gross unrealized losses	437		504
Fixed maturities, at fair value	61,268		60,515
Equity securities, cost	512		504
Gross unrealized gains	246		236
Gross unrealized losses	7		8
Equity securities, at fair value	751		732
Continuous unrealized loss position less than 12 months, fair value	16,985		18,310
Continuous unrealized loss position less than 12 months, gross unrealized losses	421		482
Continuous unrealized loss position 12 months or longer, fair value	503		561
Continuous unrealized loss position 12 months or longer, gross unrealized losses	23		30
Continuous unrealized loss position, total, fair value	17,488		18,871
Continuous unrealized loss position, total, gross unrealized losses	444		512
Unrealized losses for available-for-sale securities for which fair value is less than 80% of amortized cost, total	$ 1
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of the combined fixed maturity and equity security portfolios on a pre-tax basis (less than)	1.00%
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of shareholders' equity on an after-tax basis (less than)	1.00%
Impairment charges	$ 2	$ 18
Fixed maturities [Member]
Investment disclosure details
Gross realized gains	7	23
Gross realized losses	2	7
Continuous unrealized loss position less than 12 months, fair value	16,950		18,263
Continuous unrealized loss position less than 12 months, gross unrealized losses	421		480
Continuous unrealized loss position 12 months or longer, fair value	427		492
Continuous unrealized loss position 12 months or longer, gross unrealized losses	16		24
Continuous unrealized loss position, total, fair value	17,377		18,755
Continuous unrealized loss position, total, gross unrealized losses	437		504
Cumulative OTTI credit losses recognized for securities held	$ 83	$ 92
Cumulative credit component of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income (loss) for fixed maturities held, as a percentage of the fixed maturity portfolio on a pre-tax basis (less than)	1.00%	1.00%
Cumulative credit component of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income (loss) for fixed maturities held, as a percentage of shareholders' equity on an after-tax basis (less than)	1.00%	1.00%
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Fixed maturities, amortized cost	$ 2,043		2,031
Gross unrealized gains	10		9
Gross unrealized losses	4		5
Fixed maturities, at fair value	2,049		2,035
Continuous unrealized loss position less than 12 months, fair value	1,275		1,124
Continuous unrealized loss position less than 12 months, gross unrealized losses	4		5
Continuous unrealized loss position, total, fair value	1,275		1,124
Continuous unrealized loss position, total, gross unrealized losses	4		5
Obligations of states, municipalities and political subdivisions [Member]
Investment disclosure details
Fixed maturities, amortized cost	31,512		31,550
Gross unrealized gains	761		712
Gross unrealized losses	313		352
Fixed maturities, at fair value	31,960		31,910
Continuous unrealized loss position less than 12 months, fair value	9,185		9,781
Continuous unrealized loss position less than 12 months, gross unrealized losses	313		352
Continuous unrealized loss position 12 months or longer, fair value	44		12
Continuous unrealized loss position, total, fair value	9,229		9,793
Continuous unrealized loss position, total, gross unrealized losses	313		352
Obligations of states, municipalities and political subdivisions, local general obligation [Member]
Investment disclosure details
Fixed maturities, amortized cost	14,082		13,955
Gross unrealized gains	303		271
Gross unrealized losses	159		182
Fixed maturities, at fair value	14,226		14,044
Obligations of states, municipalities and political subdivisions, revenue [Member]
Investment disclosure details
Fixed maturities, amortized cost	11,349		10,910
Gross unrealized gains	238		215
Gross unrealized losses	134		147
Fixed maturities, at fair value	11,453		10,978
Obligations of states, municipalities and political subdivisions, state general obligation [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,653		1,717
Gross unrealized gains	36		36
Gross unrealized losses	20		22
Fixed maturities, at fair value	1,669		1,731
Obligations of states, municipalities and political subdivisions, pre-refunded [Member]
Investment disclosure details
Fixed maturities, amortized cost	4,428		4,968
Gross unrealized gains	184		190
Gross unrealized losses			1
Fixed maturities, at fair value	4,612		5,157
Debt securities issued by foreign governments [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,559		1,631
Gross unrealized gains	33		34
Gross unrealized losses	2		3
Fixed maturities, at fair value	1,590		1,662
Continuous unrealized loss position less than 12 months, fair value	243		360
Continuous unrealized loss position less than 12 months, gross unrealized losses	2		3
Continuous unrealized loss position, total, fair value	243		360
Continuous unrealized loss position, total, gross unrealized losses	2		3
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,690		1,614
Gross unrealized gains	97		100
Gross unrealized losses	7		6
Fixed maturities, at fair value	1,780		1,708
Continuous unrealized loss position less than 12 months, fair value	529		528
Continuous unrealized loss position less than 12 months, gross unrealized losses	6		5
Continuous unrealized loss position 12 months or longer, fair value	40		43
Continuous unrealized loss position 12 months or longer, gross unrealized losses	1		1
Continuous unrealized loss position, total, fair value	569		571
Continuous unrealized loss position, total, gross unrealized losses	7		6
All other corporate bonds [Member]
Investment disclosure details
Fixed maturities, amortized cost	23,378		22,737
Gross unrealized gains	528		508
Gross unrealized losses	111		138
Fixed maturities, at fair value	23,795		23,107
Continuous unrealized loss position less than 12 months, fair value	5,718		6,470
Continuous unrealized loss position less than 12 months, gross unrealized losses	96		115
Continuous unrealized loss position 12 months or longer, fair value	343		437
Continuous unrealized loss position 12 months or longer, gross unrealized losses	15		23
Continuous unrealized loss position, total, fair value	6,061		6,907
Continuous unrealized loss position, total, gross unrealized losses	111		138
Redeemable preferred stock [Member]
Investment disclosure details
Fixed maturities, amortized cost	87		87
Gross unrealized gains	7		6
Fixed maturities, at fair value	94		93
Equity securities [Member]
Investment disclosure details
Gross realized gains	6	$ 3
Gross realized losses		$ 2
Continuous unrealized loss position less than 12 months, fair value	35		47
Continuous unrealized loss position less than 12 months, gross unrealized losses			2
Continuous unrealized loss position 12 months or longer, fair value	76		69
Continuous unrealized loss position 12 months or longer, gross unrealized losses	7		6
Continuous unrealized loss position, total, fair value	111		116
Continuous unrealized loss position, total, gross unrealized losses	7		8
Equity securities [Member] | Maximum [Member]
Investment disclosure details
Gross realized losses	1
Public common stock [Member]
Investment disclosure details
Equity securities, cost	398		390
Gross unrealized gains	223		216
Gross unrealized losses	2		3
Equity securities, at fair value	619		603
Continuous unrealized loss position less than 12 months, fair value	35		45
Continuous unrealized loss position less than 12 months, gross unrealized losses			2
Continuous unrealized loss position 12 months or longer, fair value	16		10
Continuous unrealized loss position 12 months or longer, gross unrealized losses	2		1
Continuous unrealized loss position, total, fair value	51		55
Continuous unrealized loss position, total, gross unrealized losses	2		3
Non-redeemable preferred stock [Member]
Investment disclosure details
Equity securities, cost	114		114
Gross unrealized gains	23		20
Gross unrealized losses	5		5
Equity securities, at fair value	132		129
Continuous unrealized loss position less than 12 months, fair value			2
Continuous unrealized loss position 12 months or longer, fair value	60		59
Continuous unrealized loss position 12 months or longer, gross unrealized losses	5		5
Continuous unrealized loss position, total, fair value	60		61
Continuous unrealized loss position, total, gross unrealized losses	$ 5		$ 5